LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Details Textual) In Thousands, unless otherwise specified						1 Months Ended
	Dec. 31, 2014 Long-Term Loans From Others [Member] USD ($)	Dec. 31, 2013 Long-Term Loans From Others [Member] USD ($)	Dec. 31, 2014 Loan One [Member] USD ($)	Dec. 31, 2009 Loan One [Member] USD ($)	Dec. 31, 2009 Loan One [Member] Long-Term Loans From Others [Member]	Jul. 31, 2013 Loan Two [Member] Long-Term Loans From Others [Member] ILS	Dec. 31, 2013 Loan Two [Member] Long-Term Loans From Others [Member] USD ($)	Dec. 31, 2005 Loan Four [Member] Long-Term Loans From Others [Member] USD ($)	Dec. 31, 2014 Pointer Brazil [Member] Long-Term Loans From Others [Member] USD ($)
Maturities of Long-term Debt [Line Items]
Loan face amount				$ 140		216		$ 737
Interest rate				4.00%	4.00%
Long-term Debt	$ 1,239	$ 1,968	$ 170				$ 136		$ 838
Interest spread on variable rate						3.80%